Consolidating financial information - Income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidating financial information
Net interest income	£ 8,656	£ 8,987	£ 8,708
Non-interest income	4,746	4,146	3,882
Total income	13,402	13,133	12,590
Operating expenses	(9,645)	(10,401)	(16,194)
Impairment releases/(losses)	(398)	(493)	(478)
Operating profit/(loss) before tax	3,359	2,239	(4,082)
Tax	(1,208)	(731)	(1,107)
Profit/(loss) from continuing operations	2,151	1,508	(5,189)
Profit/(loss) for the period	2,151	1,508	(5,189)
Attributable to:
Non-controlling interests	(8)	35	10
Preference shareholders	182	234	260
Paid-in equity holders	355	487	303
Dividend access share			1,193
Ordinary shareholders	1,622	752	(6,955)
Profit/(loss) for the year	2,151	1,508	(5,189)
Inter segment/consolidation adjustments
Consolidating financial information
Net interest income	1,235	2,653	2,387
Non-interest income	(2,790)	2,521	12,860
Total income	(1,555)	5,174	15,247
Operating expenses	(1,443)	(4,732)	(5,681)
Impairment releases/(losses)	(59)	(200)	(547)
Operating profit/(loss) before tax	(3,057)	242	9,019
Tax	(86)	48	(147)
Profit/(loss) from continuing operations	(3,143)	290	8,872
Profit/(loss) from discontinued operations, net of tax	(54)	510	531
Profit/(loss) for the period	(3,197)	800	9,403
Attributable to:
Non-controlling interests	30	30	5
Preference shareholders			(23)
Paid-in equity holders		4	9
Ordinary shareholders	(3,227)	766	9,412
Profit/(loss) for the year	(3,197)	800	9,403
RBSG plc
Consolidating financial information
Net interest income	(368)	203	267
Non-interest income	2,794	1,390	(4,945)
Total income	2,426	1,593	(4,678)
Operating expenses	(85)	(122)	(738)
Impairment releases/(losses)	1
Operating profit/(loss) before tax	2,342	1,471	(5,416)
Tax	149	(94)	66
Profit/(loss) from continuing operations	2,491	1,377	(5,350)
Profit/(loss) for the period	2,491	1,377	(5,350)
Attributable to:
Preference shareholders	182	234	260
Paid-in equity holders	355	483	294
Ordinary shareholders	1,954	660	(7,097)
Profit/(loss) for the year	2,491	1,377	(5,350)
RBSG plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method	(811)	92	142
Increase (decrease) in net assets	(8,651)	(6,631)
NWM Plc
Consolidating financial information
Net interest income	(239)	(26)	4
Non-interest income	1,002	909	1,066
Total income	763	883	1,070
Operating expenses	(1,262)	(1,601)	(3,864)
Impairment releases/(losses)	89	77	73
Operating profit/(loss) before tax	(410)	(641)	(2,721)
Tax	51	168	(199)
Profit/(loss) from continuing operations	(359)	(473)	(2,920)
Profit/(loss) from discontinued operations, net of tax	54	(510)	(531)
Profit/(loss) for the period	(305)	(983)	(3,451)
Attributable to:
Preference shareholders			23
Ordinary shareholders	(305)	(983)	(3,474)
Profit/(loss) for the year	(305)	(983)	(3,451)
NWM Plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method	(1,546)	934	(1,316)
Increase (decrease) in net assets	165	9,319
Subsidiaries
Consolidating financial information
Net interest income	8,028	6,157	6,050
Non-interest income	3,740	(674)	(5,099)
Total income	11,768	5,483	951
Operating expenses	(6,855)	(3,946)	(5,911)
Impairment releases/(losses)	(429)	(370)	(4)
Operating profit/(loss) before tax	4,484	1,167	(4,964)
Tax	(1,322)	(853)	(827)
Profit/(loss) from continuing operations	3,162	314	(5,791)
Profit/(loss) for the period	3,162	314	(5,791)
Attributable to:
Non-controlling interests	(38)	5	5
Ordinary shareholders	3,200	309	(5,796)
Profit/(loss) for the year	£ 3,162	£ 314	£ (5,791)